Net interest revenue	12 Months Ended
Dec. 31, 2022
Interest Revenue (Expense), Net [Abstract]
Net interest revenue	Net interest revenue
The following table provides the components of net interest revenue presented on the consolidated income statement.

Net interest revenue	Year ended Dec. 31,
(in millions)	2022	2021	2020
Interest revenue
Deposits with the Federal Reserve and other central banks	$1,019	$(77)	$50
Deposits with banks	221	48	134
Federal funds sold and securities purchased under resale agreements	1,200	120	545
Loans	1,999	958	1,142
Securities:
Taxable	2,502	1,702	2,118
Exempt from federal income taxes	35	42	28
Total securities	2,537	1,744	2,146
Trading securities	142	52	92
Total interest revenue	7,118	2,845	4,109
Interest expense
Deposits in domestic offices	980	(27)	176
Deposits in foreign offices	607	(148)	(15)
Federal funds purchased and securities sold under repurchase agreements	934	(4)	283
Trading liabilities	68	8	15
Other borrowed funds	9	8	16
Commercial paper	—	—	7
Customer payables	156	(2)	28
Long-term debt	860	392	622
Total interest expense	3,614	227	1,132
Net interest revenue	3,504	2,618	2,977
Provision for credit losses	39	(231)	336
Net interest revenue after provision for credit losses	$3,465	$2,849	$2,641